Income taxes	12 Months Ended
Mar. 31, 2018
Disclosure Of Income Tax Explanatory [Abstract]
Income taxes
23.	Income taxes

23.1	Deferred tax liabilities (net)

Deferred tax assets and (liabilities) arising from temporary differences are summarized as follows:

	March 31, 2016	Change in opening balance due to change in tax rates	Recognized in consolidated statements of other comprehensive income	Recognized in consolidated statement of profit or loss	Translation adjustment	March 31, 2017
Intangible assets	$(339,317)	$-	$-	$211	$20,334	$(318,772)
Property, plant and equipment	74,229	-	-	499,646	17,666	591,541
Employee benefits	225,036	-	(25,932)	(28,689)	2,884	173,299
Derivative assets/liabilities:
- Forward contracts not used for cash flow hedges	(151,942)	-	-	149,960	1,982	-
- Forward contracts used for cash flow hedges	-	-	-	-	-	-
Available for sale reserve	7,401	-	(15,592)	-	(381)	(8,572)
Interest on Inventory	(5,236,986)	-	-	251,073	(101,786)	(5,087,699)
Debt	(4,015)	-	-	2,373	(6)	(1,648)
Others	224,222	-	-	(65,810)	2,166	160,579
Total	$(5,201,372)	$-	$(41,524)	$808,764	$(57,144)	$(4,491,272)

	March 31, 2017	Change in opening balance due to change in tax rates	Recognized in consolidated statements of other comprehensive income	Recognized in consolidated statement of profit or loss	Translation adjustment	March 31, 2018
Intangible assets	$(318,772)	$1	$-	$4,119	$(48,548)	$(363,200)
Property, plant and equipment	591,541	5,581	-	(1,567,605)	13,656	(956,827)
Employee benefits	173,299	1,691	(27,671)	39,049	(491)	185,878
Derivative assets/liabilities:			-	-	-	-
- Forward contracts not used for cash flow hedges	-	-	-	-	-	-
- Forward contracts used for cash flow hedges	-	-	-	-	-	-
Available for sale reserve	(8,572)	(84)	(16,404)	(159)	144	(25,075)
Interest on Inventory	(5,087,699)	(48,982)	-	5,125,344	(26,343)	(37,681)
Debt	(1,648)	-	-	1,530	(8)	(125)
Others	160,579	1,551	-	235,092	(2,134)	395,088
Total	$(4,491,272)	$(40,242)	$(44,075)	$3,837,370	$(63,724)	$(801,942)

23.2	Deferred tax assets not recognized

The Group has not created deferred tax assets of $4,671,396 and $4,748,944 as of March 31, 2018 and 2017 respectively relating to carry forward tax losses in Group entities located in Singapore, USA, United Kingdom, Mauritius Malaysia and Germany in the absence of reasonable certainty of availability of sufficient taxable profit in these entities in the future. The following table provides the information relating to expiry period of the carry forward of the tax losses and related deferred tax assets:

	March 31, 2018
	Tax losses	Related deferred tax assets
Losses that can be carried forwarded indefinitely	$(1,809,690)	$(299,296)
Losses that will expire by the year ending March 31, 2023	(65,766)	(9,865)
Losses that will expire after the year ending March 31, 2030	(21,934,237)	(4,362,235)
Total	$(23,809,693)	$(4,671,396)

23.3	Unrecognized temporary differences on account of undistributed earnings of subsidiaries

The Group has not recognized deferred tax liability on undistributed profits of certain subsidiaries amounting to $ 25,283,576 (March 31, 2017: $45,856,609) because it is able to control the timing of the reversal of temporary differences associated with such undistributed profits and management believes it is probable that such differences will not reverse in the foreseeable future.

23.4	Deferred tax liabilities (net)

	March 31, 2018	March 31, 2017
Deferred tax assets	$543,285	$925,418
Less: Deferred tax liabilities	1,345,227	5,416,690
Deferred tax liabilities (net)	$801,942	$4,491,272

23.5	Income tax expense

Income tax is based on tax rate applicable on profit and loss in various jurisdictions in which the Group operates.

Income tax expense reported in the consolidated statements of profit or loss for the years ended March 31, 2018, 2017 and 2016 is as follows:

	March 31, 2018	March 31, 2017	March 31, 2016
Current tax expense	$(16,144,171)	$5,405,733	$5,406,882
Deferred tax expense /(income)	(3,797,127)	(808,765)	(715,012)
Tax expense for earlier years	-	-	205,455
Income tax expense	$(19,941,298)	$4,596,968	$4,897,325

The income tax expense for the year can be reconciled to the accounting profit as follows:

	March 31, 2018	March 31, 2017	March 31, 2016
Profit/(loss) before tax	$(113,537,062)	$36,108,371	$37,810,922

Tax expense reconciliation:
Taxes at domestic rate of British Virgin Island*	-	-	-
Taxes in India at domestic statutory rate – (2018: 34.61%, 2017: 34.61% and 2016: 33.99% )	48,495,989	3,522,732	2,472,816
Impact of change in tax rate	-	-	110,689
Non-deductible expenses	(24,707)	14,710	155,095
Tax for earlier years		-	(205,454)
Others	(68,412,580)	1,059,526	2,364,179
Tax expense	$(19,941,298)	$4,596,968	$4,897,325

*Profits and income are not statutorily taxable in British Virgin Islands.